Balance Sheet Components - Cash and Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash	$ 17,065	$ 44,978
Cash equivalents	152,974	65,741
Total cash and cash equivalents	170,039	110,719
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	170,039	110,719
Restricted cash, current portion	12,105	8,397
Restricted cash, net of current portion	460	4,581
Total restricted cash	12,565	12,978
Total cash and cash equivalents, and restricted cash	$ 182,604	$ 123,697	$ 53,649	$ 102,974